Share-Based Compensation - Schedule of Share Based Compensation Stock Options Activity (Detail) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2012
Share Based Compensation Arrangement By Share Based Payment Award Options Outstanding [Roll Forward]
Weighted Average Remaining Contractual Life - Years, Outstanding Beginning Balance	5 years 4 months 13 days	5 years 29 days
Weighted Average Remaining Contractual Life - Years, Granted	10 years
Weighted Average Remaining Contractual Life - Years, Outstanding Ending Balance	5 years 4 months 13 days	5 years 29 days
Weighted Average Exercise Price, Exercisable as of period	3 years 2 months 23 days	3 years 5 months 12 days
Aggregate Intrinsic Value, Outstanding Beginning Balance	$ 5,110,000
Aggregate Intrinsic Value, Outstanding Ending Balance	6,275,386	5,110,000
Weighted Average Exercise Price, Exercisable as of period	$ 5,715,131	$ 4,775,400
Granted Shares, Outstanding at beginning of period	5,255,781	4,873,174	3,865,242
Granted Shares, Granted	529,999	746,688	1,094,278
Granted Shares, Exercised		(70,000)	(20,130)
Granted Shares, Forfeited		(294,081)	(66,216)
Granted Shares, Outstanding at end of period	5,785,780	5,255,781	4,873,174
Granted Shares, Exercisable at as of period	3,662,932	3,613,287	3,261,834
Granted Shares, Non-vested at as of period		1,642,494	1,611,340
Weighted Average Exercise Price, Outstanding at beginning of period	$ 1.05	$ 0.95	$ 0.58
Weighted Average Exercise Price, Granted	$ 2.04	$ 1.80	$ 2.25
Weighted Average Exercise Price, Exercised		$ (0.18)	$ (0.28)
Weighted Average Exercise Price, Forfeited		$ (1.68)	$ (0.58)
Weighted Average Exercise Price, Outstanding at end of period	$ 0.88	$ 1.05	$ 0.95
Weighted Average Exercise Price, Exercisable as of period	$ 0.65	$ 0.65	$ 0.55
Weighted Average Exercise Price, Non-vested at as of period		$ 1.88	$ 1.76